Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes
Income Taxes

Note 16. Income Taxes

The Company files a consolidated federal income tax return. The Company files consolidated or separate state income tax returns as permitted by the individual states in which it operates. The effective tax rate for the year ended December 31, 2018 is below the statutory rate due to the continued valuation allowance against its net deferred tax assets. The effective tax rate for the year ended December 31, 2017 exceeds the statutory rate due to the impairment of goodwill in each respective year, the valuation allowance established against deferred tax assets, and the reduction in the federal corporate tax rate. The Company had no liability recorded for unrecognized tax benefits at December 31, 2018 and 2017.

The Tax Cuts and Jobs Act (“the Act”) was enacted on December 22, 2017. The income tax effects of changes in tax laws are recognized in the period when enacted. The Act provides for numerous significant tax law changes and modifications with varying effective dates, which includes reducing the U.S. federal corporate income tax rate from 35% to 21%.

In response to the enactment of the Act in late 2017, the SEC issued SAB 118 to address situations where the accounting is incomplete for certain income tax effects of the Act upon issuance of an entity’s financial statements for the reporting period in which the Act was enacted. The measurement period allowed by SAB 118 has closed during the fourth quarter of 2018 in which the Company did not record any adjustments to the net benefit of $3.2 million recorded in 2017 for the re-measurement of its deferred tax balances. The prospects of supplemental legislation or regulatory processes to address uncertainties that arise due to the Act, or evolving technical interpretation of the tax law, may cause the Company’s financial statements to be impacted in the future. The Company will continue to analyze the effects of the Act as subsequent guidance continues to emerge.

Net deferred tax assets and liabilities consist of the following as of December 31, 2018:

	Deferred Tax Assets	Deferred Tax Liabilities
	Noncurrent	Noncurrent
Allowance for credit losses	$6,698	$—
Goodwill	16,967	—
Accrued expenses	131	—
Depreciable assets	—	5,643
Deferred revenue	2,234	—
Deferred rent	171	—
Bond registration expenses	11	—
Net operating loss	30,834	—
Capital loss carryover	1,418	—
Valuation allowance	(52,821)	—
	$5,643	$5,643

Net deferred tax assets and liabilities consist of the following as of December 31, 2017:

	Deferred Tax Assets	Deferred Tax Liabilities
	Noncurrent	Noncurrent
Allowance for credit losses	$6,811	$—
Goodwill	31,190	—
Accrued expenses	111	—
Depreciable assets	3,772	—
Intangible asset	1,132	—
Stock based compensation	2,441	—
Deferred revenue	2,291	—
Deferred rent	229	—
Bond registration expenses	45	—
Net Operating Loss	22,456	—
Capital Loss Carryover	1,418	—
Valuation allowance	(71,896)	—
	$—	$—

At December 31, 2018, the Company had gross deferred tax assets of $60,837 and a net deferred tax liability of $5,643. At December 31, 2017, the Company had gross deferred tax assets of $71,896 and a net deferred tax liability of $-0-. A valuation allowance of $55,194 and $71,896 was recognized at December 31, 2018 and December 31, 2017, respectively, to reduce the deferred tax assets to the amount that was more likely than not expected to be realized. In evaluating whether a valuation allowance was needed for the deferred tax assets, the Company considered the ability to carry net operating losses back to prior periods, reversing taxable temporary differences, and estimates of future taxable income. There have been no credits or net operating losses that have expired. The projections were evaluated in light of past operating results and considered the risks associated with future taxable income related to macroeconomic conditions in the markets in which the Company operates, regulatory developments and cost containment. The Company will continue to evaluate the need for a valuation allowance against deferred tax assets in future periods and will adjust the allowance as necessary if it determines that it is not more likely than not that some or all of the deferred tax assets are expected to be realized.

As of December 31, 2018, and 2017, the Company and the Predecessor had approximately $112,151 and $90,501, respectively, of Federal NOLs available to offset future taxable income. Of the available carryover, $105,046 expires from 2036 through 2037; the remaining NOL of $7,105 can be carried forward indefinitely. In accordance with Section 382 of the Internal Revenue code, the usage of the Predecessor’s NOLs could be limited in the event of a change in ownership. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period when those temporary differences become deductible.  If a change of ownership did occur there would be an annual limitation on the usage of the Company’s losses which are available through 2037.

The provision for (benefit from) income taxes charged to operations for the Successor period ended December 31, 2018, the Predecessor period ended December 12, 2018, and the Predecessor years ended December 31, 2017, and 2016 consists of the following:

	For the Period	For the Period
	December 13	January 1
	through	through
	December 31,	December 12,	Year Ended December 31,
	2018	2018	2017	2016
	Successor	Predecessor	Predecessor	Predecessor
Current tax expense	$2	$39	$(12)	$1,419
Deferred tax expense	—	—	(9,609)	14,773
	$2	$39	$(9,621)	$16,192

The reconciliation between income tax expense for financial statement purposes and the amount computed by applying the statutory federal income tax rate of 21% for the Successor period ended December 31, 2018 and the Predecessor period ended December 12, 2018, and 35% for the Predecessor years ending December 31, 2017, and 2016 is as follows:

	For the Period	For the Period
	December 13	January 1
	through	through
	December 31,	December 12,	Year Ended December 31,
	2018	2018	2017	2016
	Successor	Predecessor	Predecessor	Predecessor
Federal tax expense at statutory rate	$266	$(10,764)	$(66,680)	$5,126
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal tax benefit	(480)	(800)	2,552	1,685
Work opportunity tax credit	—	(8)	(8)	(115)
Sale of Florida and QC	—	—	—	(547)
Goodwill impairment	—	—	5,846	1,488
Transaction costs	—	1,458	—	—
Cancellation of indebtedness income	—	11,217	—	—
Loss on debt extinguishment	—	2,275	—	—
Valuation allowance	(2,018)	(1,414)	23,130	8,450
Impact of federal rate change	—	—	27,549	—
Fair value adjustments PIK	(1,393)	—	—	—
Nondeductible expenses and other items	3,627	(1,925)	(2,010)	105
	$2	$39	$(9,621)	$16,192